Financial risk management (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)
Financial risk management
Book value	$ 5,408	$ 4,619
Euro
Financial risk management
Book value	1,243	1,093
US dollar
Financial risk management
Book value	2,860	2,362
Pound sterling
Financial risk management
Book value	1,265	1,153
Other currencies
Financial risk management
Book value	40	11
€500m bond due May 2026
Financial risk management
Notional amount of debt | €			€ 500
$700m term loan due October 2025
Financial risk management
Notional amount of debt		700
Book value		700
Bond debt
Financial risk management
Fair market value	4,814	3,105
Book value	4,748	3,122
Liquidity Risk
Financial risk management
Required headroom of unrestricted cash and available committed facilities	$ 750	750
Minimum period for which Treasury Committee manages financing requirements and associated headroom	12 months
Unrestricted cash	$ 1,565	447
Combined headroom	$ 2,565	1,499
Advance period for financing debt maturities	12 months
Liquidity Risk | Committed debt facilities
Financial risk management
Available commitments	$ 1,000
Liquidity Risk | €500m bond due May 2026 | May 2026
Financial risk management
Notional amount of debt | €			€ 500
Liquidity Risk | €500m bond and €600m bond
Financial risk management
Increase in coupon payable percentage, in the event that the Group is downgraded to BB+ or below	1.25%
Period for redemption of bonds	120 days
Credit risk | Below A-
Financial risk management
Balances with banks	$ 19	16
Credit risk | Below A- | Single bank
Financial risk management
Balances with banks	$ 2	$ 1
Foreign exchange risk
Financial risk management
Foreign currencies as a percentage of Group's operating profit	106.00%
Threshold amount of foreign currencies exposure covered by foreign exchange derivatives	$ 15
Percentage of movement in risk assumption	10.00%		10.00%
Foreign exchange risk | Euro
Financial risk management
Foreign currencies as a percentage of Group's operating profit	50.00%
Percentage of net debt	18.00%	26.00%
Percentage of movement in risk assumption	10.00%		10.00%
Increase (decrease) in operating profit due to reasonably possible movement in risk assumption	$ 39
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption	58
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption, offsetting impact of net investment hedging	$ 51
Foreign exchange risk | US dollar
Financial risk management
Foreign currencies as a percentage of Group's operating profit	35.00%
Percentage of net debt	69.00%	63.00%
Foreign exchange risk | Other currencies
Financial risk management
Percentage of net debt	13.00%	11.00%
Interest rate risk
Financial risk management
Percentage of estimated future interest rate exposures (excluding pensions) to be fixed	50.00%
Minimum period for which estimated future interest rate exposures are to be fixed	12 months
Interest rate risk | Euro
Financial risk management
Percentage of movement in risk assumption	1.00%	1.00%	1.00%
Increase (decrease) in market value of the Group's bond liabilities due to reasonably possible increase in designated risk component	$ (61)	$ (76)
Income statement impact due to reasonably possible increase in designated risk component	$ 0	$ 0
Interest rate risk | US dollar
Financial risk management
Percentage of movement in risk assumption	1.00%	1.00%	1.00%
Increase (decrease) in market value of the Group's bond liabilities due to reasonably possible increase in designated risk component	$ (63)	$ 0
Income statement impact due to reasonably possible increase in designated risk component	$ 3	$ 3
Interest rate risk | Pound sterling
Financial risk management
Percentage of movement in risk assumption	1.00%	1.00%	1.00%
Increase (decrease) in market value of the Group's bond liabilities due to reasonably possible increase in designated risk component	$ (27)	$ (28)
Income statement impact due to reasonably possible increase in designated risk component	0	0
Interest rate risk | $700m term loan due October 2025 | US dollar
Financial risk management
Notional amount of debt		$ 700
Percentage of term loan hedged		37.50%
Interest rate risk | Bond debt
Financial risk management
Fair market value	4,814	$ 3,105
Book value	$ 4,748	$ 3,122